MS SA1 07/21

SUPPLEMENT DATED JULY 8, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021

OF

FRANKLIN mUTUAL sERIES fUNDS
(Franklin Mutual Beacon fund, Franklin mutual european fund, Franklin Mutual financial services fund, franklin mutual global discovery fund, franklin mutual quest fund, franklin mutual shares fund)

The Statement of Additional Information (SAI) is amended as follows:

I.  The following replaces the third paragraph under the “Management and Other Services – Management fees” section of the SAI:

Effective July 1, 2021, the Global Discovery Fund’s investment management fee was reduced, as approved by the board of trustees. Prior to July 1, 2021, the Fund paid the investment manager a fee equal to an annual rate of:

  0.875%, up to and including $4 billion;
  0.845%, over $4 billion, up to and including $7 billion;
  0.825%, over $7 billion, up to and including $10 billion;
  0.805%, over $10 billion, up to and including $13 billion;
  0.785%, over $13 billion, up to and including $16 billion;
  0.765%, over $16 billion, up to and including $19 billion;
  0.745%, over $19 billion, up to and including $22 billion;
  0.725%, over $22 billion, up to and including $25 billion;
  0.705%, over $25 billion, up to and including $28 billion; and
  0.685%, in excess of $28 billion.

Effective July 1, 2021, the Fund pays the investment manager a fee equal to an annual rate of:

  0.845%, up to and including $7 billion;
  0.825%, over $7 billion, up to and including $10 billion;
  0.805%, over $10 billion, up to and including $13 billion;
  0.785%, over $13 billion, up to and including $16 billion;
  0.765%, over $16 billion, up to and including $19 billion;
  0.745%, over $19 billion, up to and including $22 billion;
  0.725%, over $22 billion, up to and including $25 billion;
  0.705%, over $25 billion, up to and including $28 billion; and
  0.685%, in excess of $28 billion.

Please keep this supplement with your SAI for future reference.